 To: Securities and Exchange Commission, Washington, D.C.

Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N23C-1 during the last calendar month.

MFS Charter Income Trust - MCR

Report of the calendar month ending January 31, 2002:
Date	Identification of Security	Shares Repurchased	Repurchase Price	NAV	Broker
1/14/02	Shares of beneficial interest	16,000	8.49	9.16	Merrill Lynch
1/31/02	Shares of beneficial interest	16,000	8.36	9.07	Merrill Lynch
1/31/02	Shares of beneficial interest	10,000	8.36	9.07	Merrill Lynch

Total Shares Repurchased: 42,000

Remarks? (none)

Robert Flaherty, Assistant Treasurer
MFS Investment Management